Financial instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) Tons	Mar. 31, 2022 CAD ($) Tons	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Mar. 31, 2021 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Current trade receivables	$ 291.2	$ 402.3
Accounts receivable overdue amount	$ 2.0	$ 2.1
Percentage of accounts receivable overdue	0.70%	0.50%
Accounts receivable overdue period	90 days
Allowance account for credit losses of financial assets	$ 0.5	$ 2.4			$ 1.8
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.0	0.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.0	$ 0.0
Commodity price risk [member] | Commodity Based Swap Contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities		$ 15.6
Aggregate notional quantity outstanding | Tons	0	90,000
Accounts Receivable [Member]
Disclosure Of Financial Instruments [Line Items]
Allowance account for credit losses of financial assets	$ 0.5	$ 2.4
Bottom of range [member] | Secured Asset Based Revolving Credit Facility [Member] | Floating interest rate [member] | SOFR [Member] | Major Borrowings Transactions [Member]
Disclosure Of Financial Instruments [Line Items]
Line of credit maximum borrowing capacity			$ 250.0	$ 250
Bottom of range [member] | One Customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of entity's revenue	10.00%
Top of range [member] | Secured Asset Based Revolving Credit Facility [Member] | Floating interest rate [member] | SOFR [Member] | Major Borrowings Transactions [Member]
Disclosure Of Financial Instruments [Line Items]
Line of credit maximum borrowing capacity			$ 300.0	$ 300